Earnings/ (Loss) Per Share	6 Months Ended
Jun. 30, 2021
Earnings/ (Loss) Per Share [Abstract]
Earnings/ (Loss) Per Share
10.	Earnings/ (Loss) Per Share:

The Company calculates earnings/(loss) per share by dividing net income/(loss) available to common stockholders in each period by the weighted-average number of common shares outstanding during that period, after adjusting for the effect of cumulative dividends on the Series A Preferred Shares, whether or not earned, and only at periods when dividends on the Series A Preferred Shares are contractually allowed to accumulate. As further disclosed under Note 7 of the audited financial statements included in the 2020 Annual Report, dividends on the Series A Preferred Shares neither accrue nor accumulate during the period from July 1, 2019 until December 31, 2021 and the Company does not have any dividend priority restrictions to holders of its common shares during this period.

Diluted earnings/(loss) per share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. During the six months ended June 30, 2021, the denominator of diluted earnings per common share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the shares were outstanding with respect to warrants outstanding as of June 30, 2021. During the six months ended June 30, 2020, securities that could potentially dilute basic loss per share that were excluded from the computation of diluted loss per share, because to do so would have been antidilutive for the period presented, were the incremental shares in connection with the unexercised, as of June 30, 2020, Class A warrants, calculated in accordance with the treasury stock method.

The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) are as follows:
	Six months ended June 30,	Six months ended June 30,
	2020	2021
Net (loss)/ income and comprehensive (loss)/income	$(404,468)	$7,602,568
Less: Cumulative dividends on Series A Preferred Shares	—	—
Net (loss)/income and comprehensive (loss)/ income available to common shareholders	(404,468)	7,602,568

Weighted average number of common shares outstanding, basic	802,765	73,384,422
Plus: Dilutive effect of warrants	—	2,818,587
Weighted average number of common shares outstanding, diluted	802,765	76,203,009

(Loss)/Earnings per common share, basic and diluted	$(0.50)	$0.10